Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
January 1, 2011	6,232,770
Changes in goodwill	—
December 31, 2011	6,232,770
Changes in goodwill	—
December 31, 2012	6,232,770
Impairment	(6,232,770)
December 31, 2013	—